Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Inventory

The following table sets forth the composition of the Company’s inventory at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Raw materials	$22,540	$25,672
Finished goods	63,586	125,306
Total inventory	$86,126	$150,978

The following table sets forth the composition of the Company’s inventory at December 31, 2010 and 2009:

	2010	2009

Raw materials	$25,672	$3,712
Finished goods – beverages and meat snacks	125,306	128,446
Total inventory	$150,978	$132,158